Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 17 — Subsequent events

The Company has performed an evaluation of subsequent events through September 20, 2024, which was the date of the consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the consolidated financial statements except for the events mentioned below.

On July 8, 2024, the Company entered into Convertible Note Purchase Agreements (“CNPA A”) with certain accredited investors, pursuant to which the Company will issue to the investors Unsecured Convertible Promissory Notes with an aggregate original principal amount of $28,000,000.

On August 12, 2024, the Company entered into Convertible Note Purchase Agreements (“CNPA B”) with certain accredited investors, pursuant to which the Company will issue to the investors Unsecured Convertible Promissory Notes with an aggregate original principal amount of $30,000,000.

On August 21, 2024, the Company entered into Convertible Note Purchase Agreements (“CNPA C”) with certain accredited investors, pursuant to which the Company will issue to the investors Unsecured Convertible Promissory Notes with an aggregate original principal amount of $28,000,000.

On August 30, 2024, the Company announced a Notice of Annual General Meeting of Members (the “Notice”), which was proposed to be held on September 27, 2024. The Notice included the following proposals that may be relating to the financial statements. 1) Share Consolidation Proposal. To consider and vote upon an ordinary resolution to effect a 1-for-20 share consolidation; 2) Share Capital Increase Proposal. To consider and vote upon an ordinary resolution to increase the Company’s share capital after the Share Consolidation; 3) Dual-Class Structure Proposal. To consider and vote upon a special resolution to create a Dual-Class Structure (re-designated shares into Class A Ordinary Shares and Class B Ordinary Shares, which represent different voting powers). All proposals mentioned above were not effective as the date of the consolidated financial statements were issued, and the Company is currently in the process of evaluating the disclosure impact of these proposals.